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                 PROSPECTUS SUPPLEMENT DATED DECEMBER 10, 2004

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

 THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED JUNE 3, 2004) AS SUBSEQUENTLY SUPPLEMENTED
  JUNE 16, 2004, JUNE 25, 2004 AND SEPTEMBER 22, 2004 ("HARTFORD MUTUAL FUNDS
                                  PROSPECTUS")

  THE HARTFORD SMALL CAP, MID CAP AND MULTI CAP FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15, 2004) AS SUBSEQUENTLY SUPPLEMENTED APRIL 1, 2004, JUNE 16, 2004 AND SEPTEMBER 22, 2004

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(1) Effective January 3, 2005, the minimum investment in The Hartford Capital
    Appreciation Fund shall be $10,000, except for investors who participate in Portfolio Advisory Services (a service of Strategic Advisers, Inc.) or Merrill Lynch Mutual Fund Advisor discretionary wrap-fee programs. As such, in each prospectus under the heading "About Your Account; Opening an Account", number 2 shall be revised to read as follows:

      2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

        - non-retirement accounts: $1,000 per fund except The Hartford Capital Appreciation Fund. The minimum initial investment for The Hartford Capital Appreciation Fund is $10,000; provided however, that the investment minimum for investors who participate in Portfolio Advisory Services (a service of Strategic Advisers, Inc.) or Merrill Lynch Mutual Fund Advisor discretionary wrap-fee programs shall be $1,000.

        - retirement accounts: $1,000 per fund except The Hartford Capital Appreciation Fund; minimum initial investment for The Hartford Capital Appreciation Fund: $10,000.

        - Automatic Investment Plans: $50 to open except for The Hartford Capital Appreciation Fund. The minimum initial investment for The Hartford Capital Appreciation Fund is $10,000. You must invest at least $50 per month in each fund.

        - subsequent investments: $50 per fund